Fair Value of Financial Assets and Liabilities: (Details) - Schedule of figures by hierarchy, for financial assets/liabilities not measured at fair value on the balance sheet - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current accounts and other demand deposits
Assets
Financial Liabilities	$ 15,167,229	$ 11,326,133
Transactions in the course of payment
Assets
Financial Liabilities	882,944	98,869
Obligations under repurchase agreements
Assets
Financial Liabilities	288,917	308,734
Savings accounts and time deposits
Assets
Financial Liabilities	8,885,015	10,795,125
Borrowings from financial institutions
Assets
Financial Liabilities	3,415,959	1,555,129
Other financial obligations
Assets
Financial Liabilities	217,311	160,361
Letters of credit for residential purposes
Assets
Financial Liabilities	7,201	11,081
Letters of credit for general purposes
Assets
Financial Liabilities	280	725
Bonds
Assets
Financial Liabilities	8,390,594	8,340,272
Subordinate bonds
Assets
Financial Liabilities	1,004,196	1,004,621
Debt issued
Assets
Financial Liabilities	9,402,271	9,356,699
Financial Liabilities
Assets
Financial Liabilities	38,259,646	33,601,050
Cash and due from banks
Assets
Financial Liabilities	2,560,216	2,392,166
Transactions in the course of collection
Assets
Financial Liabilities	163,252	331,420
Investments under resale agreements
Assets
Financial Liabilities	76,407	142,329
Cash and other transactions
Assets
Financial Liabilities	2,799,875	2,865,915
Domestic banks
Assets
Financial Liabilities	259,788	149,974
Central Bank of Chile
Assets
Financial Liabilities	2,380,033	630,053
Foreign banks
Assets
Financial Liabilities	297,778	358,542
Loans and advances to banks
Assets
Financial Liabilities	2,937,599	1,138,569
Commercial loans
Assets
Financial Liabilities	16,968,143	15,988,330
Residential mortgage loans
Assets
Financial Liabilities	10,075,011	9,888,506
Consumer loans
Assets
Financial Liabilities	3,711,582	4,215,509
Loans to Customers at amortized cost
Assets
Financial Liabilities	30,754,736	30,092,345
Level 1
Assets
Financial Liabilities	36,492,210	34,096,829
Level 1 | Not measured at fair value
Assets
Financial Liabilities	16,339,090	11,733,736
Level 1 | Not measured at fair value | Current accounts and other demand deposits
Assets
Financial Liabilities	15,167,229	11,326,133
Level 1 | Not measured at fair value | Transactions in the course of payment
Assets
Financial Liabilities	882,944	98,869
Level 1 | Not measured at fair value | Obligations under repurchase agreements
Assets
Financial Liabilities	288,917	308,734
Level 1 | Not measured at fair value | Financial Liabilities
Assets
Financial Liabilities	16,339,090	11,733,736
Level 1 | Not measured at fair value | Cash and due from banks
Assets
Financial Liabilities	2,560,216	2,392,166
Level 1 | Not measured at fair value | Transactions in the course of collection
Assets
Financial Liabilities	163,252	331,420
Level 1 | Not measured at fair value | Investments under resale agreements
Assets
Financial Liabilities	76,407	142,329
Level 1 | Not measured at fair value | Cash and other transactions
Assets
Financial Liabilities	2,799,875	2,865,915
Level 1 | Not measured at fair value | Domestic banks
Assets
Financial Liabilities	259,788	149,974
Level 1 | Not measured at fair value | Central Bank of Chile
Assets
Financial Liabilities	2,380,033	630,053
Level 1 | Not measured at fair value | Loans and advances to banks
Assets
Financial Liabilities	2,639,821	780,027
Level 1 | Not measured at fair value | Level 1
Assets
Financial Liabilities	5,439,696	3,645,942
Level 3 | Not measured at fair value
Assets
Financial Liabilities	12,518,285	12,510,615
Level 3 | Not measured at fair value | Savings accounts and time deposits
Assets
Financial Liabilities	8,885,015	10,795,125
Level 3 | Not measured at fair value | Borrowings from financial institutions
Assets
Financial Liabilities	3,415,959	1,555,129
Level 3 | Not measured at fair value | Other financial obligations
Assets
Financial Liabilities	217,311	160,361
Level 3 | Not measured at fair value | Subordinate bonds
Assets
Financial Liabilities	1,004,196	1,004,621
Level 3 | Not measured at fair value | Debt issued
Assets
Financial Liabilities	1,004,196	1,004,621
Level 3 | Not measured at fair value | Financial Liabilities
Assets
Financial Liabilities	13,522,481	13,515,236
Level 3 | Not measured at fair value | Foreign banks
Assets
Financial Liabilities	297,778	358,542
Level 3 | Not measured at fair value | Loans and advances to banks
Assets
Financial Liabilities	297,778	358,542
Level 3 | Not measured at fair value | Commercial loans
Assets
Financial Liabilities	16,968,143	15,988,330
Level 3 | Not measured at fair value | Residential mortgage loans
Assets
Financial Liabilities	10,075,011	9,888,506
Level 3 | Not measured at fair value | Consumer loans
Assets
Financial Liabilities	3,711,582	4,215,509
Level 3 | Not measured at fair value | Loans to Customers at amortized cost
Assets
Financial Liabilities	30,754,736	30,092,345
Level 3 | Not measured at fair value | Level 1
Assets
Financial Liabilities	31,052,514	30,450,887
Borrowings and Deposits
Assets
Financial Liabilities	28,857,375	24,244,351
Level 2 | Not measured at fair value | Letters of credit for residential purposes
Assets
Financial Liabilities	7,201	11,081
Level 2 | Not measured at fair value | Letters of credit for general purposes
Assets
Financial Liabilities	280	725
Level 2 | Not measured at fair value | Bonds
Assets
Financial Liabilities	8,390,594	8,340,272
Level 2 | Not measured at fair value | Debt issued
Assets
Financial Liabilities	8,398,075	8,352,078
Level 2 | Not measured at fair value | Financial Liabilities
Assets
Financial Liabilities	$ 8,398,075	$ 8,352,078